Segment reporting - Segment results (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Oct. 01, 2018
Segment results
Net interest income	$ 8,263	$ 8,227	$ 8,278
Net fee income	826	1,146	1,278
Net wealth management and insurance income	326	1,110	951
Trading income	437	458	487
Other income	127	(17)	89
Net operating income before operating expenses and impairment charges	9,979	10,924	11,083
Operating expenses	(5,091)	(4,911)	(4,655)
Impairment (charges)/benefits	(333)	(317)	(393)
Profit before income tax	4,555	5,696	6,035
Income tax expense	(1,379)	(1,797)	(1,835)
Net profit attributable to non-controlling interests	(3)	(2)	(2)
Net profit attributable to owners of Westpac Banking Corporation	3,173	3,897	4,198
Total assets	891,062	879,592	871,855	$ 878,958
Total liabilities	827,127	815,019	809,190	$ 815,110
Consumer Bank
Segment results
Net profit attributable to owners of Westpac Banking Corporation	1,514	1,413	1,694
Total assets	394,484	392,494	385,959
Total liabilities	210,655	212,473	203,801
Business Bank
Segment reporting
Maximum facility provided to customers	150
Segment results
Net profit attributable to owners of Westpac Banking Corporation	1,013	1,080	1,078
Total assets	155,067	156,391	154,725
Total liabilities	111,596	114,098	111,364
BT Financial Group (Australia)
Segment results
Net profit attributable to owners of Westpac Banking Corporation	(310)	168	406
Total assets	35,063	34,923	35,806
Total liabilities	43,752	42,499	42,058
Westpac Institutional Bank
Segment results
Net profit attributable to owners of Westpac Banking Corporation	543	538	554
Total assets	99,848	102,513	105,009
Total liabilities	115,074	126,655	124,249
Westpac New Zealand
Segment results
Net profit attributable to owners of Westpac Banking Corporation	519	497	450
Total assets	89,510	82,425	84,285
Total liabilities	78,193	72,077	73,801
Group Businesses
Segment results
Net profit attributable to owners of Westpac Banking Corporation	(106)	201	16
Total assets	117,090	110,846	106,071
Total liabilities	267,857	247,217	253,917
Operating segments (cash earnings)
Segment results
Net interest income	8,389	8,470	8,717
Net fee income	826	893	1,017
Net wealth management and insurance income	323	1,088	929
Trading income	464	419	507
Other income	101	56	69
Net operating income before operating expenses and impairment charges	10,103	10,926	11,239
Operating expenses	(5,041)	(5,007)	(4,691)
Impairment (charges)/benefits	(333)	(368)	(444)
Profit before income tax	4,729	5,551	6,104
Income tax expense	(1,430)	(1,735)	(1,851)
Net profit attributable to non-controlling interests	(3)	(2)	(2)
Net profit attributable to owners of Westpac Banking Corporation	3,296	3,814	4,251
Operating segments (cash earnings) | Consumer Bank
Segment results
Net interest income	3,882	3,760	4,089
Net fee income	311	340	319
Trading income	44	47	49
Other income	4	5	2
Net operating income before operating expenses and impairment charges	4,241	4,152	4,459
Operating expenses	(1,821)	(1,883)	(1,766)
Impairment (charges)/benefits	(268)	(236)	(250)
Profit before income tax	2,152	2,033	2,443
Income tax expense	(638)	(620)	(734)
Net profit attributable to owners of Westpac Banking Corporation	1,514	1,413	1,709
Operating segments (cash earnings) | Business Bank
Segment results
Net interest income	2,223	2,362	2,328
Net fee income	232	260	251
Trading income	51	50	54
Other income	4	5	6
Net operating income before operating expenses and impairment charges	2,510	2,677	2,639
Operating expenses	(988)	(967)	(948)
Impairment (charges)/benefits	(75)	(164)	(148)
Profit before income tax	1,447	1,546	1,543
Income tax expense	(434)	(466)	(463)
Net profit attributable to owners of Westpac Banking Corporation	1,013	1,080	1,080
Operating segments (cash earnings) | BT Financial Group (Australia)
Segment results
Net interest income	297	302	294
Net fee income	(117)	(97)	54
Net wealth management and insurance income	242	836	820
Trading income	3	(1)	(3)
Other income	14	(3)	10
Net operating income before operating expenses and impairment charges	439	1,037	1,175
Operating expenses	(872)	(682)	(590)
Impairment (charges)/benefits	1	(4)	(4)
Profit before income tax	(432)	351	581
Income tax expense	127	(110)	(175)
Net profit attributable to owners of Westpac Banking Corporation	(305)	241	406
Operating segments (cash earnings) | Westpac Institutional Bank
Segment results
Net interest income	743	754	688
Net fee income	319	308	302
Net wealth management and insurance income		180	32
Trading income	357	307	390
Other income	6	17	29
Net operating income before operating expenses and impairment charges	1,425	1,566	1,441
Operating expenses	(654)	(771)	(678)
Impairment (charges)/benefits	(15)	9	6
Profit before income tax	756	804	769
Income tax expense	(210)	(264)	(212)
Net profit attributable to non-controlling interests	(3)	(2)	(3)
Net profit attributable to owners of Westpac Banking Corporation	543	538	554
Operating segments (cash earnings) | Westpac New Zealand
Segment results
Net interest income	945	917	882
Net fee income	75	74	90
Net wealth management and insurance income	81	72	77
Trading income	25	30	21
Other income	53	5	4
Net operating income before operating expenses and impairment charges	1,179	1,098	1,074
Operating expenses	(454)	(429)	(426)
Impairment (charges)/benefits	(13)	13	(35)
Profit before income tax	712	682	613
Income tax expense	(188)	(188)	(173)
Net profit attributable to owners of Westpac Banking Corporation	524	494	440
Operating segments (cash earnings) | Group Businesses
Segment results
Net interest income	299	375	436
Net fee income	6	8	1
Trading income	(16)	(14)	(4)
Other income	20	27	18
Net operating income before operating expenses and impairment charges	309	396	451
Operating expenses	(252)	(275)	(283)
Impairment (charges)/benefits	37	14	(13)
Profit before income tax	94	135	155
Income tax expense	(87)	(87)	(94)
Net profit attributable to non-controlling interests			1
Net profit attributable to owners of Westpac Banking Corporation	7	48	62
Net cash earnings adjustment
Segment results
Net profit attributable to owners of Westpac Banking Corporation	(123)	83	(53)
Net cash earnings adjustment | Consumer Bank
Segment results
Net profit attributable to owners of Westpac Banking Corporation			(15)
Net cash earnings adjustment | Business Bank
Segment results
Net profit attributable to owners of Westpac Banking Corporation			(2)
Net cash earnings adjustment | BT Financial Group (Australia)
Segment results
Net profit attributable to owners of Westpac Banking Corporation	(5)	(73)
Net cash earnings adjustment | Westpac New Zealand
Segment results
Net profit attributable to owners of Westpac Banking Corporation	(5)	3	10
Net cash earnings adjustment | Group Businesses
Segment results
Net profit attributable to owners of Westpac Banking Corporation	$ (113)	$ 153	$ (46)